Net income per common share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Earnings per share reconciliation
A reconciliation of the numerator used for the purposes of calculating diluted net income per common share is as follows:

For the years ended December 31	2019	2018
Numerator for basic net income per common share	87,767	$568,982
Adjustment for the effect of TSARs:
Cash-settled recovery included in net income	(5,433)	(4,314)
Equity-settled expense	(4,807)	(4,769)
Numerator for diluted net income per common share	77,527	$559,899
A reconciliation of the denominator used for the purposes of calculating basic and diluted net income per common share is as follows:

For the years ended December 31	2019	2018
Denominator for basic net income per common share	76,592,413	80,494,302
Effect of dilutive stock options	17,325	67,631
Effect of dilutive TSARS	82,756	327,592
Denominator for diluted net income per common share	76,692,494	80,889,525

For the years ended December 31, 2019 and 2018, basic and diluted net income per common share attributable to Methanex shareholders were as follows:

For the years ended December 31	2019	2018
Basic net income per common share	$1.15	$7.07
Diluted net income per common share	$1.01	$6.92